Share Capital and Other Components of Equity - Summary of Share Based Compensation Arrangements by Share Based Payment Warrant (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Arrangement By Share Based Payment Award Warrant [Line Items]
Number of warrants, Ending Balance	9,119,330
Weighted average exercise price, Ending Balance	$ 5.49
Warrants Granted as Part of Share Based Payment Arrangement [Member]
Schedule of Share Based Compensation Arrangement By Share Based Payment Award Warrant [Line Items]
Number of warrants, Beginning Balance	11,504,814	4,161,898
Number of warrants, Issued		7,832,088
Number of warrants, Expired		(289,172)
Number of warrants, Exercised	(2,385,484)	(200,000)
Number of warrants, Ending Balance	9,119,330	11,504,814
Weighted average exercise price, Beginning Balance	$ 4.95	$ 8.81
Weighted average exercise price, Issued		2.94
Weighted average exercise price, Expired		8
Weighted average exercise price, Exercised	2.9	2.05
Weighted average exercise price, Ending Balance	$ 5.49	$ 4.95